General (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Accumulated deficit		$ (238,436)	$ (232,153)
Cash, cash equivalents, short-term bank deposits and restricted cash		$ 36,600
Subsequent Event [Member]
Net proceeds from the issuance shares and pre-funded warrants	$ 26,400